Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 2,606	$ 1,390
Cash and cash equivalents	13,426	15,613	$ 15,871
Trade and other receivables	3,631	3,775
Loans to equity accounted investments	40	33
Total financial assets	19,185	20,411
Non-financial assets	85,598	80,450
Total assets	104,783	100,861	111,993
Other financial liabilities	1,639	1,023
Trade and other payables	5,768	6,722
Bank overdrafts and short-term borrowings	0	20	58
Notes and debentures	21,045	21,529
Lease liabilities	3,443	715
Total financial liabilities	34,310	32,411
Non-financial liabilities	18,227	16,626
Total liabilities	52,537	49,037	$ 51,323
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	13,426	15,613
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	0	20
Bank loans	2,492	2,498
Notes and debentures	21,045	21,529
Lease liabilities	3,443	715
Other	68	66
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	165	63
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	60	64
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,414	895
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	0	1
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	5,354	6,283
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	269	277
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	3	15
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	45	57
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	36	15
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	2,009	739
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	159	180
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	32	34
Non-current investment in shares [member] | Financial liabilities held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	0	6
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	47	47
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Levels 1, 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	322	344
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,633	1,929
Loans to equity accounted investments	40	33
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 1,480	$ 1,446